Other Current Assets - Schedule of Other Current Assets (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Current Assets [line items]
Other current assets	₺ 1,327,004	₺ 1,091,512
Receivables from the Ministry of Transport and Infrastructure [member] | Turkey [member]
Other Current Assets [line items]
Other current assets	669,621	415,524
Prepaid expenses [member]
Other Current Assets [line items]
Other current assets	135,881	79,149
VAT receivable [member]
Other Current Assets [line items]
Other current assets	109,777	65,123
Receivables from tax office [member]
Other Current Assets [line items]
Other current assets	99,882	83,392
Advances given to suppliers [member]
Other Current Assets [line items]
Other current assets	90,454	92,715
Other advances given [Member]
Other Current Assets [line items]
Other current assets	65,263
Restricted cash [member]
Other Current Assets [line items]
Other current assets		204,077
Other assets [member]
Other Current Assets [line items]
Other current assets	₺ 156,126	₺ 151,532